Basis of preparation and accounting policies (Details)	12 Months Ended
	Dec. 31, 2020 $ / ₫	Dec. 31, 2020 $ / ₫ $ / $	Dec. 31, 2020 $ / ₫ $ / ฿	Dec. 31, 2020 $ / ₫ $ / $	Dec. 31, 2020 $ / ₫ $ / RM	Dec. 31, 2020 $ / ₫ $ / ₨	Dec. 31, 2020 $ / ₫ $ / Rp	Dec. 31, 2020 $ / ₫ $ / $	Dec. 31, 2020 $ / ₫ $ / £	Dec. 31, 2020 $ / ₫ $ / ¥	Dec. 31, 2019 $ / ₫	Dec. 31, 2019 $ / ₫ $ / $	Dec. 31, 2019 $ / ₫ $ / ฿	Dec. 31, 2019 $ / ₫ $ / $	Dec. 31, 2019 $ / ₫ $ / RM	Dec. 31, 2019 $ / ₫ $ / ₨	Dec. 31, 2019 $ / ₫ $ / Rp	Dec. 31, 2019 $ / ₫ $ / $	Dec. 31, 2019 $ / ₫ $ / £	Dec. 31, 2019 $ / ₫ $ / ¥	Dec. 31, 2018 $ / ₫	Dec. 31, 2018 $ / ₫ $ / $	Dec. 31, 2018 $ / ₫ $ / ฿	Dec. 31, 2018 $ / ₫ $ / $	Dec. 31, 2018 $ / ₫ $ / RM	Dec. 31, 2018 $ / ₫ $ / ₨	Dec. 31, 2018 $ / ₫ $ / Rp	Dec. 31, 2018 $ / ₫ $ / $	Dec. 31, 2018 $ / ₫ $ / £	Dec. 31, 2018 $ / ₫ $ / ¥	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / ฿	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / RM	Dec. 31, 2020 $ / ₨	Dec. 31, 2020 $ / Rp	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / £	Dec. 31, 2020 $ / ¥	Dec. 31, 2019 $ / $	Dec. 31, 2019 $ / ฿	Dec. 31, 2019 $ / $	Dec. 31, 2019 $ / RM	Dec. 31, 2019 $ / ₨	Dec. 31, 2019 $ / Rp	Dec. 31, 2019 $ / $	Dec. 31, 2019 $ / £	Dec. 31, 2019 $ / ¥	Dec. 31, 2018 $ / $	Dec. 31, 2018 $ / ฿	Dec. 31, 2018 $ / $	Dec. 31, 2018 $ / RM	Dec. 31, 2018 $ / ₨	Dec. 31, 2018 $ / Rp	Dec. 31, 2018 $ / $	Dec. 31, 2018 $ / £	Dec. 31, 2018 $ / ¥
Basis of preparation and accounting policies
Closing rate	23,082.50	23,082.50	23,082.50	23,082.50	23,082.50	23,082.50	23,082.50	23,082.50	23,082.50	23,082.50	23,172.50	23,172.50	23,172.50	23,172.50	23,172.50	23,172.50	23,172.50	23,172.50	23,172.50	23,172.50	23,195.00	23,195.00	23,195.00	23,195.00	23,195.00	23,195.00	23,195.00	23,195.00	23,195.00	23,195.00	28.10	30.02	1.32	4.02	73.07	14,050.00	7.75	0.73	6.54	29.98	29.75	1.34	4.09	71.38	13,882.50	7.79	0.75	6.97	30.74	32.56	1.36	4.13	69.82	14,380.00	7.83	0.79	6.87
Average rate	23,235.84	29.44	31.29	1.38	4.20	74.12	14,541.70	7.76	0.78	6.90	23,227.64	30.91	31.05	1.36	4.14	70.43	14,140.84	7.84	0.78	6.91	23,017.17	30.13	32.30	1.35	4.03	68.34	14,220.82	7.84	0.75	6.61